UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland July 23, 2004

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	59

Form 13F Information Table Value Total:	$112,902

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Motorola 7% units                               620076208      543    11000 SH       SOLE                    11000
Williams Co Inc PACS                            969457886      743    53900 SH       SOLE                    53900
AT&T Wireless Ser Inc          COM              00209A106     3772   263411 SH       SOLE                   263411
Agere Sys Inc CL B             COM              00845V209       24    11261 SH       SOLE                    11261
Allied Capital Corp            COM              01903Q108     1932    79100 SH       SOLE                    79100
Alpha Trade.Com                COM              020814208        4    10000 SH       SOLE                    10000
Altria Group Inc               COM              02209S103      215     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3048    59318 SH       SOLE                    59318
Ariel Corp Com                 COM                               0    10000 SH       SOLE                    10000
Barr Laboratories Inc.         COM              068306109     5154   152940 SH       SOLE                   152940
Baxter International           COM              071813109     1053    30500 SH       SOLE                    30500
Best Buy Company Inc           COM              086516101     1522    30000 SH       SOLE                    30000
Biovail Corporation            COM              09067J109      290    15300 SH       SOLE                    15300
Bristol-Myers Squibb           COM              110122108     1945    79402 SH       SOLE                    79402
Cendant                        COM              151313103     2546   103995 SH       SOLE                   103995
Ciber                          COM              17163B102     1672   203450 SH       SOLE                   203450
Citigroup Inc                  COM              172967101     3359    72234 SH       SOLE                    72234
Comcast cl A                   COM              20030N101      493    17535 SH       SOLE                    17535
Computer Sciences              COM              205363104     2410    51900 SH       SOLE                    51900
Conseco, Inc.                  COM              208464883     3268   164241 SH       SOLE                   164241
Costco Whsl Corp New           COM              22160K105     3199    77679 SH       SOLE                    77679
Crown Hldgs Inc (Hldg Co)      COM              228368106     2101   210736 SH       SOLE                   210736
Dow Chemical                   COM              260543103     1706    41910 SH       SOLE                    41910
Exxon Mobil Corporati          COM              30231G102     3028    68190 SH       SOLE                    68190
Federal Home Ln Mtg            COM              313400301     2324    36721 SH       SOLE                    36721
Gap Inc.                       COM              364760108     2572   106068 SH       SOLE                   106068
General Electric Co            COM              369604103     3393   104728 SH       SOLE                   104728
General Motors Corp.           COM              370442105     2135    45825 SH       SOLE                    45825
Graftech Internatioal Ltd      COM              384313102     1849   176800 SH       SOLE                   176800
Hartford Fincl Services        COM              416515104     2124    30900 SH       SOLE                    30900
Home Depot Inc.                COM              437076102     2239    63600 SH       SOLE                    63600
Honeywell International, Inc.  COM              438516106     3309    90341 SH       SOLE                    90341
IBM Corp                       COM              459200101     4016    45558 SH       SOLE                    45558
Intel Corporation              COM              458140100     1835    66477 SH       SOLE                    66477
J P Morgan Chase               COM              46625H100     3454    89085 SH       SOLE                    89085
JLG Industries Inc.            COM              466210101     1957   140900 SH       SOLE                   140900
Lucent Technologies            COM              549463107     1999   528910 SH       SOLE                   528910
MCI New                        COM              522691107      406    28125 SH       SOLE                    28125
Masco Corporation              COM              574599106     3776   121100 SH       SOLE                   121100
Merck & Co. Inc.               COM              589331107      273     5740 SH       SOLE                     5740
Micron Technology In           COM              595112103     2791   182300 SH       SOLE                   182300
Microsoft Corporation          COM              594918104     3014   105519 SH       SOLE                   105519
Motorola Inc.                  COM              620076109     1780    97514 SH       SOLE                    97514
Nokia Corporation              COM              654902204     1434    98650 SH       SOLE                    98650
Nutri/System Inc               COM              67069D108      132    77000 SH       SOLE                    77000
PalmOne Inc.                   COM              69713P107      283     8150 SH       SOLE                     8150
Pfizer Inc.                    COM              717081103     2115    61708 SH       SOLE                    61708
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM                               0    20000 SH       SOLE                    20000
Restricted Wts Ariel Corp 3/1/ COM                               0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101      293   977330 SH       SOLE                   977330
Target Corporation             COM              87612E106     2165    50985 SH       SOLE                    50985
Texas Instruments              COM              882508104     2313    95654 SH       SOLE                    95654
Tyco Intl Ltd                  COM              902124106     4883   147350 SH       SOLE                   147350
UNUM Provident Corp.           COM              91529Y106     3265   205350 SH       SOLE                   205350
Verizon Communication          COM              92343V104     2396    66217 SH       SOLE                    66217
Williams Companies I           COM              969457100     2336   196308 SH       SOLE                   196308
Xerox Corporation              COM              984121103     1991   137277 SH       SOLE                   137277
Merrill Lynch Focus Twenty Fd                   59021P204       21 12828.000SH       SOLE                12828.000